Fidelity® Variable Insurance Products

Freedom 2025 Portfolio

Initial Class, Service Class, and Service Class 2

Summary Prospectus

April 28, 2020

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, reports to shareholders, and other information about the fund (including the fund's SAI) online at institutional.fidelity.com/vipfunddocuments. You can also get this information at no cost by calling 1-866-997-1254 or by sending an e-mail request to funddocuments@fmr.com. The fund's prospectus and SAI dated April 28, 2020 are incorporated herein by reference.

See the inside front cover for important information about access to your fund's shareholder reports.

245 Summer Street, Boston, MA 02210

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, and if your insurance carrier elects to participate, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your variable insurance product unless you specifically request paper copies from your financial professional or the administrator of your variable insurance product. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically, by contacting your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial professional or the administrator of your variable insurance product. If you own a Fidelity-administered variable insurance product, please visit fidelity.com/mailpreferences to make your election or call 1-800-343-3548. Your election to receive reports in paper will apply to all funds available under your variable insurance product.

Fund Summary

Fund/Class:
VIP Freedom 2025 Portfolio℠/Initial Class, Service Class, Service Class 2

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees

(fees paid directly from your investment)	Not Applicable

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.54%	0.54%	0.54%
Total annual operating expenses(a)	0.54%	0.64%	0.79%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

	Initial Class	Service Class	Service Class 2
1 year	$55	$65	$81
3 years	$173	$205	$252
5 years	$302	$357	$439
10 years	$677	$798	$978

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the VIP Freedom Income Portfolio℠, approximately 10 to 19 years after the year 2025. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.

100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
Percent Weighting
50
45
40
35
30
25
20
15
10
5
0
5
10
15
20
25
Years to Retirement
Years in Retirement
Domestic Equity Funds
International Equity Funds
Bond Funds
Short-Term Funds

  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The neutral asset allocation shown in the glide path depicts the allocation to domestic equity funds, international equity funds, bond funds (including investment grade debt, inflation- protected debt, and long-term treasury debt), and short-term funds.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  As of January 1, 2020, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds	35%
International Equity Funds	23%
Investment Grade Bond Funds	30%
Long-Term Treasury Bond Funds	3%
Inflation-Protected Bond Funds	4%
Short-Term Funds	4%

* The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt, floating rate debt, real estate debt, international debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China.  Because an underlying fund invests a significant percentage in China, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. In addition, because the underlying fund may invest a significant percentage of assets in certain industries, the underlying fund’s performance could be affected to the extent that the particular industry or industries in which the underlying fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	10.93%	September 30, 2010
Lowest Quarter Return	(12.62)%	September 30, 2011

Average Annual Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	21.86%	7.32%	8.88%
Service Class	21.70%	7.20%	8.77%
Service Class 2	21.51%	7.03%	8.60%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
Fidelity Freedom 2025 Composite Index℠ (reflects no deduction for fees or expenses)	19.99%	7.25%	8.83%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Only Permitted Accounts, including separate accounts of insurance companies that have signed the appropriate agreements with the fund, can buy or sell shares. Insurance companies offer variable annuity and variable life insurance products through separate accounts.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2020 FMR LLC. All rights reserved.

VIP Freedom 2025 Portfolio, VIP Freedom Income Portfolio, and Fidelity Freedom 2025 Composite Index are service marks of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity® Variable Insurance Products.

1.907903.120	VIPF2025-SUM-0420

Fidelity® Variable Insurance Products

Freedom 2025 Portfolio

Initial Class, Service Class, and Service Class 2

Summary Prospectus

April 28, 2020

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, reports to shareholders, and other information about the fund (including the fund's SAI) online at institutional.fidelity.com/vipfunddocuments. You can also get this information at no cost by calling 1-866-997-1254 or by sending an e-mail request to funddocuments@fmr.com. The fund's prospectus and SAI dated April 28, 2020 are incorporated herein by reference.

245 Summer Street, Boston, MA 02210

Fund Summary

Fund/Class:
VIP Freedom 2025 Portfolio℠/Initial Class, Service Class, Service Class 2

Investment Objective

The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees

(fees paid directly from your investment)	Not Applicable

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expenses	0.54%	0.54%	0.54%
Total annual operating expenses(a)	0.54%	0.64%	0.79%

(a)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

	Initial Class	Service Class	Service Class 2
1 year	$55	$65	$81
3 years	$173	$205	$252
5 years	$302	$357	$439
10 years	$677	$798	$978

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

  Investing primarily in a combination of Fidelity® domestic equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).
  Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the VIP Freedom Income Portfolio℠, approximately 10 to 19 years after the year 2025. Fidelity Management & Research Company LLC (the Adviser) may modify the fund’s neutral asset allocations from time to time when in the interests of shareholders.
  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.
  The neutral asset allocation shown in the glide path depicts the allocation to domestic equity funds, international equity funds, bond funds (including investment grade debt, inflation- protected debt, and long-term treasury debt), and short-term funds.
  The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  As of January 1, 2020, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately:
Domestic Equity Funds	35%
International Equity Funds	23%
Investment Grade Bond Funds	30%
Long-Term Treasury Bond Funds	3%
Inflation-Protected Bond Funds	4%
Short-Term Funds	4%

* The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding.

  The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.
  The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt, floating rate debt, real estate debt, international debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above.
  Designed for investors who anticipate retiring in or within a few years of 2025 (target retirement date) at or around age 65.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk.  The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
  Investing in Other Funds.  The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility.  The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes.  Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to China.  Because an underlying fund invests a significant percentage in China, the underlying fund’s performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. In addition, because the underlying fund may invest a significant percentage of assets in certain industries, the underlying fund’s performance could be affected to the extent that the particular industry or industries in which the underlying fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.
  Prepayment.  The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes.  The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk.  Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  "Value" Investing.  "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	10.93%	September 30, 2010
Lowest Quarter Return	(12.62)%	September 30, 2011

Average Annual Returns

For the periods ended December 31, 2019	Past 1 year	Past 5 years	Past 10 years
Initial Class	21.86%	7.32%	8.88%
Service Class	21.70%	7.20%	8.77%
Service Class 2	21.51%	7.03%	8.60%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%
Fidelity Freedom 2025 Composite Index℠ (reflects no deduction for fees or expenses)	19.99%	7.25%	8.83%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager.

Portfolio Manager(s)

Andrew Dierdorf (co-manager) has managed the fund since June 2011.

Brett Sumsion (co-manager) has managed the fund since January 2014.

Purchase and Sale of Shares

Only Permitted Accounts, including separate accounts of insurance companies that have signed the appropriate agreements with the fund, can buy or sell shares. Insurance companies offer variable annuity and variable life insurance products through separate accounts.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2020 FMR LLC. All rights reserved.

VIP Freedom 2025 Portfolio, VIP Freedom Income Portfolio, and Fidelity Freedom 2025 Composite Index are service marks of FMR LLC.

Any third-party marks that may appear above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity® Variable Insurance Products.

1.9893307.102	VIPF2025-ND-SUM-0420